Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2021
OTHER INCOME, NET [Abstract]
Other Income/(Expense)
The following table summarizes the Sohu Group’s other income/(expense) (in thousands):

	Year Ended December 31,
	2019	2020	2021

Rental income from Sogou (1)	8,029	9,793	10,427
Investment income	3,004	3	6,352
Income from investments in financial instruments (2)	11,113	4,303	5,260
Individual tax refund and additional deduction of PRC value-added tax	907	6,169	4,827
Write-down of unpaid long-term accounts payable	0	47	1,276
Gover nment grant	5,763	5,928	418
Impairment loss on equity investments (3)	(23,154)	(384)	(215)
Donations	(283)	(1,460)	(1,565)
Others	2,584	1,594	2,636
	$7,963	$25,993	$29,416